Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 29, 2016	May 29, 2016	May 31, 2015	May 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding	$ 25.0	$ 25.4	$ 0.4	$ 0.4
Expected long-term rate of return on plan assets (percentage)		6.50%	7.00%	8.00%
Amortization of net actuarial gain (loss)		$ (3.2)
Defined Benefit Plans | U.S. Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)		31.00%
Defined Benefit Plans | Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)		40.00%
Defined Benefit Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)		16.00%
Defined Benefit Plans | Absolute Return Funds
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)		10.00%
Defined Benefit Plans | Real Assets
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)		3.00%
Defined Benefit Plans | U.S. Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		31.10%
Defined Benefit Plans | U.S. Corporate Securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		15.60%
Defined Benefit Plans | International Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		10.30%
Defined Benefit Plans | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		10.70%
Defined Benefit Plans | Global Fixed-Income Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		10.10%
Defined Benefit Plans | Public Sector Utility Securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		6.10%
Defined Benefit Plans | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)		5.00%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding		$ 1.1	$ 1.1	$ 0.9
Expected employer contribution to the benefit plans		1.3
Amortization of net actuarial gain (loss)		(1.7)
Maximum | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution to the benefit plans		$ 0.4
10-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)		6.80%
15-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)		7.60%
20-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)		8.70%